Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 183,618	$ 343,240
Finished goods	20,862	50,953
Total	$ 204,480	$ 394,193